FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Financial Assets and Liabilities by Category (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets	$ 977,348	$ 643,228
Disclosure of financial liabilities [line items]
Financial liabilities	642,270	362,677
Trade and other payables
Disclosure of financial liabilities [line items]
Financial liabilities	125,004	74,836
Debt
Disclosure of financial liabilities [line items]
Financial liabilities	390,670	284,049
Lease liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	122,715	3,792
Derivative liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	3,881
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	860,637	503,647
Marketable securities
Disclosure of financial assets [line items]
Financial assets	26,748	66,453
Trade receivables
Disclosure of financial assets [line items]
Financial assets	38,456	54,164
Restricted cash
Disclosure of financial assets [line items]
Financial assets	35,288	2,339
Other current and non-current financial assets
Disclosure of financial assets [line items]
Financial assets	16,219	16,625
Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	638,389	362,677
Amortized cost | Trade and other payables
Disclosure of financial liabilities [line items]
Financial liabilities	125,004	74,836
Amortized cost | Debt
Disclosure of financial liabilities [line items]
Financial liabilities	390,670	284,049
Amortized cost | Lease liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	122,715	3,792
Amortized cost | Derivative liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	0
FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	3,881	0
FVTPL | Trade and other payables
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
FVTPL | Debt
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
FVTPL | Lease liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
FVTPL | Derivative liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	3,881
FVTOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
FVTOCI | Trade and other payables
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
FVTOCI | Debt
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
FVTOCI | Lease liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
FVTOCI | Derivative liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	0
Amortized cost
Disclosure of financial assets [line items]
Financial assets	901,153	519,323
Amortized cost | Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	860,637	503,647
Amortized cost | Marketable securities
Disclosure of financial assets [line items]
Financial assets	0	0
Amortized cost | Trade receivables
Disclosure of financial assets [line items]
Financial assets	0	0
Amortized cost | Restricted cash
Disclosure of financial assets [line items]
Financial assets	35,288	2,339
Amortized cost | Other current and non-current financial assets
Disclosure of financial assets [line items]
Financial assets	5,228	13,337
FVTPL
Disclosure of financial assets [line items]
Financial assets	49,447	56,452
FVTPL | Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	0	0
FVTPL | Marketable securities
Disclosure of financial assets [line items]
Financial assets	0	0
FVTPL | Trade receivables
Disclosure of financial assets [line items]
Financial assets	38,456	54,164
FVTPL | Restricted cash
Disclosure of financial assets [line items]
Financial assets	0	0
FVTPL | Other current and non-current financial assets
Disclosure of financial assets [line items]
Financial assets	10,991	2,288
FVTOCI
Disclosure of financial assets [line items]
Financial assets	26,748	67,453
FVTOCI | Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	0	0
FVTOCI | Marketable securities
Disclosure of financial assets [line items]
Financial assets	26,748	66,453
FVTOCI | Trade receivables
Disclosure of financial assets [line items]
Financial assets	0	0
FVTOCI | Restricted cash
Disclosure of financial assets [line items]
Financial assets	0	0
FVTOCI | Other current and non-current financial assets
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 1,000